UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE INCOME AND LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE INCOME AND LOSS
Loss for the period	$ (123,239)	$ (435,936)
Currency translation differences, arisen from translating foreign activities	762	(2,993)
Fair value gain/(loss) on investments in equity instruments designated as at FVTOCI	(1,688)	(16,006)
Other comprehensive loss, net of income tax	(926)	(18,999)
Total comprehensive loss attributable to:	(124,165)	(454,935)
Owners of the parent	$ (124,165)	$ (454,935)